UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Equity Fund

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.0%

	COMMON STOCKS – 98.2%

	Aerospace & Defense – 6.1%

367	BE Aerospace Inc.	$23,349

95	Boeing Company	14,258

99	General Dynamics Corporation	13,437

541	Honeywell International Inc.	56,432

72	TransDigm Group Inc., (2)	15,748

132	United Technologies Corporation	15,470
	Total Aerospace & Defense	138,694

	Air Freight & Logistics – 0.6%

137	United Parcel Service, Inc., Class B	13,281

	Airlines – 5.2%

897	American Airlines Group Inc.	47,344

668	Delta Air Lines, Inc.	30,033

620	United Continental Holdings Inc., (2)	41,695
	Total Airlines	119,072

	Banks – 4.4%

170	BB&T Corporation	6,628

205	East West Bancorp Inc.	8,294

1,606	KeyCorp.	22,741

68	M&T Bank Corporation	8,636

230	Pacwest Bancorp.	10,785

112	SVB Financial Group, (2)	14,228

548	Wells Fargo & Company	29,811
	Total Banks	101,123

	Biotechnology – 1.4%

103	Amgen Inc.	16,465

17	Biogen Inc., (2)	7,178

92	Gilead Sciences, Inc.	9,028
	Total Biotechnology	32,671

	Capital Markets – 2.0%

100	Ameriprise Financial, Inc.	13,084

415	E*Trade Group Inc., (2)	11,850

285	Interactive Brokers Group, Inc., Class A	9,696

273	SEI Investments Company	12,037
	Total Capital Markets	46,667

Nuveen Investments	1

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.3%

600	Calgon Carbon Corporation	$12,642

121	LyondellBasell Industries N.V.	10,624

29	PPG Industries, Inc.	6,541
	Total Chemicals	29,807

	Commercial Services & Supplies – 0.6%

259	Waste Management, Inc.	14,046

	Communications Equipment – 1.1%

210	F5 Networks, Inc., (2)	24,137

	Consumer Finance – 1.0%

173	American Express Company	13,515

184	Discover Financial Services	10,368
	Total Consumer Finance	23,883

	Diversified Financial Services – 0.7%

371	Voya Financial Inc.	15,994

	Electric Utilities – 1.6%

164	Pinnacle West Capital Corporation	10,455

421	Portland General Electric Company	15,615

225	Southern Company	9,963
	Total Electric Utilities	36,033

	Food & Staples Retailing – 4.7%

91	Costco Wholesale Corporation	13,786

248	Kroger Co.	19,012

4,230	Rite Aid Corporation, (2)	36,759

263	United Natural Foods Inc., (2)	20,261

195	Walgreens Boots Alliance Inc.	16,513
	Total Food & Staples Retailing	106,331

	Food Products – 3.3%

53	Hershey Foods Corporation	5,348

112	JM Smucker Company	12,962

180	Kraft Foods Inc.	15,681

62	Mead Johnson Nutrition Company	6,233

893	Tyson Foods, Inc., Class A	34,202
	Total Food Products	74,426

	Health Care Equipment & Supplies – 1.6%

223	Baxter International, Inc.	15,275

273	Medtronic, PLC	21,291
	Total Health Care Equipment & Supplies	36,566

2	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 3.0%

167	AmerisourceBergen Corporation	$18,983

401	HCA Holdings Inc., (2)	30,167

81	McKesson HBOC Inc.	18,322
	Total Health Care Providers & Services	67,472

	Hotels, Restaurants & Leisure – 5.8%

521	Brinker International Inc.	32,073

1,780	ClubCorp Holdings Inc.	34,461

555	Dave & Buster’s Entertainment Inc., (2)	16,905

1,711	Scientific Games Corporation, Class A, (2)	17,914

118	Starwood Hotels & Resorts Worldwide, Inc.	9,853

261	YUM! Brands, Inc.	20,546
	Total Hotels, Restaurants & Leisure	131,752

	Household Products – 1.2%

108	Kimberly-Clark Corporation	11,568

194	Procter & Gamble Company	15,896
	Total Household Products	27,464

	Industrial Conglomerates – 2.7%

468	Carlisle Companies Inc.	43,351

218	Danaher Corporation	18,508
	Total Industrial Conglomerates	61,859

	Insurance – 1.5%

351	Arthur J. Gallagher & Co.	16,409

224	FNF Group	8,234

233	Hartford Financial Services Group, Inc.	9,744
	Total Insurance	34,387

	Internet & Catalog Retail – 0.5%

9	priceline.com Incorporated, (2)	10,477

	Internet Software & Services – 5.0%

183	eBay Inc., (2)	10,555

40	Equinix Inc.	9,314

525	Facebook Inc., Class A, (2)	43,163

93	Google Inc., Class A, (2)	51,587
	Total Internet Software & Services	114,619

	IT Services – 2.1%

188	MasterCard, Inc., Class A	16,241

307	Total System Services Inc.	11,712

313	Vantiv Inc., Class A, (2)	11,800

136	Visa Inc., Class A	8,896
	Total IT Services	48,649

Nuveen Investments	3

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Machinery – 2.0%

988	Briggs & Stratton Corporation	$20,293

95	Ingersoll Rand Company Limited	6,468

497	John Bean Technologies Corporation	17,753
	Total Machinery	44,514

	Media – 2.7%

1,396	Clear Channel Outdoor Holdings Inc., Class A, (2)	14,127

183	Comcast Corporation, Class A	10,334

175	Liberty Global PLC, Class C, (2)	8,717

90	Madison Square Garden Inc., Class A, (2)	7,618

111	Viacom Inc., Class B	7,581

130	Walt Disney Company	13,636
	Total Media	62,013

	Metals & Mining – 0.4%

99	Compass Minerals International, Inc.	9,228

	Multiline Retail – 2.3%

700	Burlington Store Inc., (2)	41,594

121	Dollar Tree Stores Inc., (2)	9,819
	Total Multiline Retail	51,413

	Multi-Utilities – 1.5%

142	Dominion Resources, Inc.	10,064

127	Sempra Energy	13,845

192	Wisconsin Energy Corporation	9,504
	Total Multi-Utilities	33,413

	Oil, Gas & Consumable Fuels – 2.7%

59	Chevron Corporation	6,194

2,363	DHT Maritime Inc.	16,494

161	EOG Resources, Inc.	14,762

136	Exxon Mobil Corporation	11,560

147	NuStar Group Holdings LLC	5,204

85	SemGroup Corporation, Class A	6,914
	Total Oil, Gas & Consumable Fuels	61,128

	Pharmaceuticals – 6.1%

183	AbbVie Inc.	10,713

143	Actavis PLC, (2)	42,560

121	Johnson & Johnson	12,173

292	Merck & Company Inc.	16,784

1,016	Pfizer Inc.	35,347

135	Teva Pharmaceutical Industries Limited, Sponsored ADR	8,410

4	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

66	Valeant Pharmaceuticals International	$13,109
	Total Pharmaceuticals	139,096

	Real Estate Investment Trust (REIT) – 2.0%

49	Essex Property Trust Inc.	11,265

156	Extra Space Storage Inc.	10,541

59	Simon Property Group, Inc.	11,543

192	Sun Communities Inc.	12,810
	Total Real Estate Investment Trust (REIT)	46,159

	Real Estate Management & Development – 0.7%

426	CBRE Group Inc., Class A, (2)	16,490

	Road & Rail – 1.9%

133	Norfolk Southern Corporation	13,688

146	Old Dominion Freight Line.	11,286

161	Union Pacific Corporation	17,438
	Total Road & Rail	42,412

	Semiconductors & Semiconductor Equipment – 2.5%

257	Avago Technologies Limited	32,634

540	Intel Corporation	16,886

141	Linear Technology Corporation	6,599
	Total Semiconductors & Semiconductor Equipment	56,119

	Software – 1.8%

541	Microsoft Corporation	21,994

435	Oracle Corporation	18,770
	Total Software	40,764

	Specialty Retail – 7.9%

497	AutoNation Inc., (2)	31,972

18	AutoZone, Inc., (2)	12,279

195	Home Depot, Inc.	22,154

80	O’Reilly Automotive Inc., (2)	17,299

411	Penske Auto Group, Inc.	21,162

371	Restoration Hardware Holdings Incorporated, (2)	36,799

149	Signet Jewelers Limited	20,680

254	TJX Companies, Inc.	17,793
	Total Specialty Retail	180,138

	Tech Hardware, Storage & Peripherals – 2.3%

340	Apple, Inc.	42,306

352	EMC Corporation	8,997
	Total Tech Hardware, Storage & Peripherals	51,303

Nuveen Investments	5

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 2.3%

70	Carter’s Inc.			$6,473

2,431	Vince Holding Company, (2)			45,095
	Total Textiles, Apparel & Luxury Goods			51,568

	Tobacco – 1.2%

555	Altria Group, Inc.			27,761

	Trading Companies & Distributors – 0.5%

821	Fly Leasing Limited, ADR			11,954
	Total Common Stocks (cost $1,982,739)			2,234,883

Shares	Description (1), (3)			Value

	EXCHANGE-TRADED FUNDS – 1.8%

608	WisdomTree Europe Hedged Equity Fund			$40,213
	Total Exchange-Traded Funds (cost $37,875)			40,213
	Total Long-Term Investments (cost $2,020,614)			2,275,096

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 23.6%

$538	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $538,150, collateralized by $530,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $551,200	0.000%	4/01/15	$538,150
	Total Short-Term Investments (cost $538,150)			538,150
	Total Investments (cost $2,558,764) – 123.6%			2,813,246

Shares	Description (1)			Value

	SECURITIES SOLD SHORT – (27.1)% (4)

	COMMON STOCKS SOLD SHORT – (21.9)%

	Communications Equipment – (1.1)%

(373)	QUALCOMM, Inc.			$(25,864)

	Diversified Telecommunication Services – (0.6)%

(406)	AT&T Inc.			(13,256)

	Electrical Equipment – (1.6)%

(307)	Emerson Electric Company			(17,382)

(155)	Rockwell Automation, Inc.			(17,978)
	Total Electrical Equipment			(35,360)

	Energy Equipment & Services – (0.6)%

(337)	Gulfmark Offshore Inc., Class A			(4,394)

(440)	Hornbeck Offshore Services Inc., (2)			(8,276)
	Total Energy Equipment & Services			(12,670)

	Hotels, Restaurants & Leisure – (0.7)%

(102)	Panera Bread Company, Class A, (2)			(16,319)

6	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – (0.8)%

(359)	Garmin Limited	$(17,060)

	Household Products – (0.8)%

(248)	Colgate-Palmolive Company	(17,196)

	Industrial Conglomerates – (1.1)%

(1,023)	General Electric Company	(25,381)

	Insurance – (1.7)%

(470)	AFLAC Incorporated	(30,085)

(115)	Prudential Financial, Inc.	(9,236)
	Total Insurance	(39,321)

	IT Services – (2.0)%

(159)	International Business Machines Corporation (IBM)	(25,520)

(97)	WEX Inc., (2)	(10,414)

(748)	Xerox Corporation	(9,612)
	Total IT Services	(45,546)

	Machinery – (3.7)%

(168)	AGCO Corporation	(8,004)

(421)	Deere & Company	(36,918)

(598)	Donaldson Company, Inc.	(22,551)

(233)	Dover Corporation	(16,105)
	Total Machinery	(83,578)

	Media – (0.9)%

(295)	Scripps Networks Interactive, Class A	(20,225)

	Metals & Mining – (0.9)%

(1,197)	Vale SA, Sponsored ADR	(6,763)

(23,039)	Walter Industries Inc.	(14,284)
	Total Metals & Mining	(21,047)

	Multiline Retail – (1.2)%

(322)	Big Lots, Inc.	(15,466)

(141)	Target Corporation	(11,572)
	Total Multiline Retail	(27,038)

	Oil, Gas & Consumable Fuels – (0.3)%

(1,452)	Peabody Energy Corporation	(7,144)

	Paper & Forest Products – (0.6)%

(1,520)	Wausau Paper Corp.	(14,486)

	Personal Products – (0.5)%

(442)	Coty Inc., Class A	(10,727)

Nuveen Investments	7

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	March 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Professional Services – (0.6)%

(18,934)	Odyssey Marine Exploration Inc., (2)	$(13,254)

	Software – (0.3)%

(725)	TiVo, Inc., (2)	(7,692)

	Specialty Retail – (0.6)%

(777)	Guess Inc.	(14,444)

	Trading Companies & Distributors – (1.3)%

(272)	Fastenal Company	(11,270)

(77)	W.W. Grainger, Inc.	(18,157)
	Total Trading Companies & Distributors	(29,427)
	Total Common Stocks Sold Short (proceeds $505,964)	(497,035)

Shares	Description (1), (3)	Value

	EXCHANGE-TRADED FUNDS SOLD SHORT – (5.2)% (3)

(465)	Consumer Staples Select Sector SPDR® Fund	$(22,664)

(1,118)	iShares MSCI Emerging Markets ETF	(44,865)

(943)	Market Vectors® Russia ETF	(16,040)

(232)	Materials Select Sector SPDR® Fund	(11,317)

(107)	SPDR® S&P Biotech ETF	(24,129)
	Total Exchange-Traded Funds Sold Short (proceeds $118,016)	(119,015)
	Total Securities Sold Short (proceeds $623,980)	(616,050)
	Other Assets Less Liabilities – 3.5%	79,749
	Net Assets – 100%	$2,276,945

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,234,883	$—	$—	$2,234,883
Exchange-Traded Funds	40,213	—	—	40,213
Short-Term Investments:
Repurchase Agreements	—	538,150	—	538,150
Securities Sold Short:
Common Stocks Sold Short	(497,035)	—	—	(497,035)
Exchange-Traded Funds Sold Short	(119,015)	—	—	(119,015)
Total	$1,659,046	$538,150	$—	$2,197,196

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding securities sold short) was $2,581,868.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$265,364
Depreciation	(33,986)
Net unrealized appreciation (depreciation) of investments	$231,378

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for the exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(4)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long-term investments with a value of $2,635,123 have been pledged as collateral for securities sold short.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International Inc

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depositary Receipt

Nuveen Investments	9

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015